Critical Accounting Estimates and Judgments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Critical Accounting Estimates and Judgments [Abstract]
Net impairment gains	$ 430,932
Supplier for manufacturing	444,905
Remaining balance	111,390
Raw materials relating to Colostrum		$ 137,206
Remaining balance	1,108,256	956,936
Other income	398,391
Recognise income	$ 5,514	$ 257,500